Shareholder Report, Holdings (Details) - C000146106	Mar. 31, 2026
67066G104 | Nvidia Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.40%
30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Communications
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Technology
Holdings [Line Items]
Percent of Net Asset Value	32.90%